Cover	May 24, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by Steven Madden, Ltd. (the “Company”) with the U.S. Securities and Exchange Commission on May 26, 2023 (the “Original Form 8-K”). The Original Form 8-K was filed to report the results of the Company’s 2023 Annual Meeting of Stockholders held on May 24, 2023 (the “Annual Meeting”). The sole purpose of this Amendment is to disclose, in accordance with Item 5.07(d) of Form 8-K, the Company’s decision as to the frequency of future stockholder advisory votes on the compensation of the Company’s named executive officers (“Say-on-Pay votes”). Except as set forth herein, no other changes have been made to the Original Form 8-K.
Document Period End Date	May 24, 2023
Entity File Number	000-23702
Entity Registrant Name	STEVEN MADDEN, LTD.
Entity Central Index Key	0000913241
Entity Tax Identification Number	13-3588231
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	52-16 Barnett Avenue
Entity Address, City or Town	Long Island City
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11104
City Area Code	(718)
Local Phone Number	446-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SHOO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false